Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2015
Balance Sheet Related Disclosures [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31
	2015	2014
Prototype	$6,492	$6,342
Machine and equipment	7,128	4,214
Leasehold improvements	1,532	1,270
Furniture and fixtures	350	263
Software	832	647
Construction in progress	1,851	—
Property and equipment, gross	18,185	12,736
Less: accumulated depreciation and amortization	(10,879)	(9,805)
Property and equipment, net	$7,306	$2,931

Summary of Intangible Assets

Intangible assets consisted of the following (in thousands):

	December 31
	2015	2014
License cost	$500	$500
Patents	104	—
Intangible assets, gross	$604	$500
Accumulated amortization	(404)	(236)
Intangible assets, net	$200	$264

Summary of Estimated Future Amortization Expense

At December 31, 2015, the estimated future amortization expense of purchased intangible assets was as follows (in thousands):

Year Ended December 31,	Estimated Future Amortization Expense
2016	$115
2017	18
2018	18
2019	18
2020	18
Thereafter	13
Total amortization expense	$200

Schedule of Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	December 31
	2015	2014
Accrued payroll and related benefits	$1,938	$1,652
Accrued accounts payable	1,880	143
Sales tax and medical device excise tax payable	219	499
Accrued legal and accounting	857	901
Accrued interest	—	142
Other	519	296
Total accrued liabilities	$5,413	$3,633

Schedule of Deferred Revenue

Deferred revenue consisted of the following (in thousands):

	December 31
	2015	2014
Deferred revenue:
Product	$5,050	$6,919
Services	911	442
Total deferred revenue	5,961	7,361
Less: current portion of deferred revenue	(5,616)	(7,361)
Noncurrent portion of deferred revenue	$345	$—